PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 7,444	$ 2,278
Accumulated depreciation	6,264	2,018
Depreciated cost	1,180	260
Depreciation expenses	277	198	229
Reduction of cost and accumulated depreciation of fully depreciated equipment no longer in use	0	(386)
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	6,576	1,420
Accumulated depreciation	5,565	1,323
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	781	789
Accumulated depreciation	627	631
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	87	69
Accumulated depreciation	$ 72	$ 64